Provisions - Decommissioning and Restoration (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Percentage change in discount rate used to arrive at provision for decommissioning, restoration and rehabilitation costs	1.0	1.0
1% Increase	CAD (1,218.0)	CAD (1,036.0)
1% Decrease	CAD 1,758.0	CAD 1,506.0